Bank Notes Payable (Details Textual 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
ICBC [Member]
Short-term Debt [Line Items]
Bank notes payable, description	Due various dates from July 18, 2018 to July 29, 2018	Due various dates from January 28, 2018 to May 27, 2018
China Merchants Bank [Member]
Short-term Debt [Line Items]
Bank notes payable, description	Due July 10, 2018
ABC, due various dates from February 10, 2018 to April 30, 2018 [Member]
Short-term Debt [Line Items]
Bank notes payable, description	Due various dates from July 29, 2018 to December 7, 2018	Due various dates from February 10, 2018 to April 30, 2018
CITIC [Member]
Short-term Debt [Line Items]
Bank notes payable, description		Due various dates from January 31, 2018 to August 29,2018